Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Basic and Diluted Earnings Per Share

The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
	2014	2013	2012
	(In thousands, except per share data)
Income from continuing operations attributable to Expedia, Inc.	$398,097	$232,850	$302,710

Earnings per share from continuing operations attributable to Expedia, Inc. available to common stockholders:
Basic	$3.09	$1.73	$2.26
Diluted	2.99	1.67	2.16

Weighted average number of shares outstanding:
Basic	128,912	134,912	134,203

Dilutive effect of:
Options to purchase common stock	4,149	4,495	4,383
Warrants to purchase common stock	—	—	800
Other dilutive securities	107	186	543

Diluted	133,168	139,593	139,929